Note 9 - Share Capital (Tables)	3 Months Ended
Jan. 31, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	for the three months ended
	January 31, 2025		January 31, 2024
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	819,125	$15.90	874,393	$15.90
Granted	-	-	-	-
Exercised	6,775	15.90	-	-
Forfeited/cancelled	7,856	15.90	-	-
Expired	-	-	-	-

Outstanding, end of period	804,494	$15.90	874,393	$15.90